Share-based Compensation (Share Option Activities) (Details) (Share Options [Member], USD $)	12 Months Ended
	Jun. 30, 2014 years	Jun. 30, 2012	Jun. 30, 2013
Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Beginning Balance	17,793,336		22,276,874
Number of Options, Granted	3,620,000
Number of Options, Exercised	(7,663,409)	0
Number of Options, Expired	(60,000)
Number of Options, Forfeited	(380,129)
Number of Options, Ending Balance	17,793,336		22,276,874
Number of options, Vested and exercisable, Ending Balance	12,136,489
Weighted Average Exercise Price, Beginning balance	$ 1.77
Weighted Average Exercise Price, Granted	$ 3.32
Weighted Average Exercise Price, Exercised	$ 0.85
Weighted Average Exercise Price, Expired	$ 1.80
Weighted Average Exercise Price, Forfeited	$ 3.35
Weighted Average Exercise Price, Ending balance	$ 2.43
Weighted Average Exercise Price, Vested and exercisable, Ending Balance	$ 1.96
Weighted Average Remaining Contractual Life (years), Beginning balance	2.81
Weighted Average Remaining Contractual Life (years), Ending balance	2.82
Weighted Average Remaining Contractual Life (years), Vested and exercisable, Ending balance	2.02